BORROWINGS (Details Textual) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Long-Term Debt, Current Maturities	¥ 27,057	$ 4,052	¥ 24,000
Loans Payable, Noncurrent	20,034		13,949
Secured Debt [Member]
Short-term Bank Loans and Notes Payable	125,000		105,000
Loans Payable, Noncurrent	4,023		14,523
Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable	65,000		115,000
Loans Payable, Noncurrent	¥ 43,034		¥ 50,449
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.38%	2.38%	2.3832%
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Fixed Deposits Collateral To Bank Loan	¥ 21,181		¥ 20,280
Maximum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	5.22%	5.22%	6.42%
Minimum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	5.00%	5.00%	5.10%
Beijing Origin Seed Limited [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount	¥ 2,300		¥ 2,361
Beijing Origin Seed Limited [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount	31,733		32,692
Beijing Origin Seed Limited [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable	¥ 60,000		¥ 60,000
Short-term Debt, Percentage Bearing Fixed Interest Rate	4.57%	4.57%	5.88%
Beijing Origin Seed Limited [Member] | Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable	¥ 30,000		¥ 30,000
Linze Origin Seed Limited [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount	7,510
Linze Origin Seed Limited [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable	¥ 50,000		¥ 30,000
Short-term Debt, Percentage Bearing Fixed Interest Rate	5.71%	5.71%	5.936%
Inventory Gross Collateral To Bank Loan	¥ 36,436		¥ 27,323
Linze Origin Seed Limited [Member] | Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable	¥ 35,000		¥ 85,000
Short-term Debt, Percentage Bearing Variable Interest Rate	4.57%	4.57%
Linze Origin Seed Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate			6.068%
Linze Origin Seed Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate			4.85%
Xinjiang Originbo Seed Company Limited [Member]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	4.99%	4.99%
Short-term Debt, Percentage Bearing Fixed Interest Rate			6.72%
Xinjiang Originbo Seed Company Limited [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount	¥ 12,456		¥ 12,955
Xinjiang Originbo Seed Company Limited [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount	144,184		154,694
Xinjiang Originbo Seed Company Limited [Member] | Secured Debt [Member]
Loans Payable, Noncurrent	4,023		14,523
Xinjiang Originbo Seed Company Limited [Member] | Unsecured Debt [Member]
Loans Payable, Noncurrent			¥ 36,500
Xinjiang Originbo Seed Company Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			7.80%
Xinjiang Originbo Seed Company Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			7.04%
Origin Agritech Limited [Member] | Unsecured Debt [Member]
Loans Payable, Noncurrent	¥ 23,000
Origin Agritech Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	6.18%	6.18%
Origin Agritech Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	5.23%	5.23%
Zhengzhou Branch [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount	¥ 3,111		¥ 3,203
Zhengzhou Branch [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount	9,501		10,241
Zhengzhou Branch [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable	¥ 15,000		¥ 15,000
Short-term Debt, Percentage Bearing Fixed Interest Rate	5.87%	5.87%	6.885%